RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of compensation costs for key management personnel
	2025	2024
Salaries, benefits, and consulting fees	$2,558	$1,203
Share-based payments	3,003	1,666
	$5,561	$2,869

Schedule of amounts due to/from related parties
	December 31, 2025	December 31, 2024
Oniva International Services Corp.	$98	$95
Silver Wolf Exploration Ltd.	(239)	(113)
	$(141)	$(18)

Schedule of other related party transactions
	2025	2024
Salaries and benefits	$1,116	$974
Office and miscellaneous	573	480
	$1,689	$1,454